Annual Fund Operating Expenses - Class A - Thrivent Moderate Allocation Fund - Class A	Feb. 28, 2021
Operating Expenses:
Management Fees	0.62%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	1.22%
Less Fee Waivers and/or Expense Reimbursements	0.18%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.04%